Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Balance Sheets
Allowance for loan losses	$ 3,997	$ 3,997	$ 1,701
Preferred units - Series A, units authorized	1,000,000	1,000,000	1,000,000
Preferred units - Series A, units issued	117,100	117,600	117,600
Preferred units - Series A, units outstanding	117,100	117,600	117,600
Common units - Class A, units authorized	1,000,000	1,000,000	1,000,000
Common units - Class A, units issued	146,522	146,522	146,522
Common units - Class A, units outstanding	146,522	146,522	146,522